Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A of DWS Equity 500 Index Fund, DWS S&P 500 Index Fund, DWS EAFE® Equity Index Fund and DWS U.S. Bond Index Fund (the “Funds”), each a series of DWS Institutional Funds (the “Trust”) (Reg. Nos. 033-34079 and 811-06071)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system, Post-Effective Amendment No. 97 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on February 11, 2011 in Post-Effective Amendment No. 96 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to bring the financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act and to make certain other non-material changes.  Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 29, 2011.  No fees are required in connection with this filing.

None of the revised disclosure contained in the Amendment represents a material change from the Prospectus and Statement of Additional Information contained in the previous Post-Effective Amendment noted above.  Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           Adam Schlichtmann, Esq., Ropes & Gray